UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05757 _____________________________________________________

BlackRock Advantage Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Advantage Term Trust Inc.
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Advantage Term Trust (BAT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—136.4%
			Mortgage Pass-Throughs—0.5%
			Federal Home Loan Mortgage Corp.,
	$ 161		6.50%, 8/01/25 - 10/01/25	$ 170,022
	1		9.50%, 1/01/05	1,489
	1		Federal National Mortgage Assoc., 9.50%, 7/01/20	1,279
	290		Government National Mortgage Assoc., 8.00%, 1/15/26 - 7/15/27	317,629

			Total Mortgage Pass-Throughs	490,419

			Agency Multiple Class Mortgage Pass-Throughs—13.7%
			Federal Home Loan Mortgage Corp.,
	1,744		Ser. 2534, Class NG, 4.50%, 3/15/22	1,747,879
	1,751		Ser. 2772, Class GF, 3.16%, 4/15/34	1,756,806
	1,678		Ser. 2778, Class CZ, 5.00%, 11/15/33	1,680,123
	324		Ser. 2814, Class ZH, 5.00%, 6/15/19	323,673
	596		Ser. 2822, Class WZ, 5.00%, 7/15/19	596,674
	1,818		Ser. 2822, Class ZH, 5.50%, 5/15/33	1,817,636
	867		Ser. 2822, Class ZU, 5.00%, 11/15/32	858,348
	3,984		Ser. 2865, Class OA, 4.25% 8/15/07	4,011,099
	135		Federal National Mortgage Assoc., Ser. 43, Class E, 7.50%, 4/25/22	141,414
	1,376		Government National Mortgage Assoc., Ser. 32, Class ZT, 6.00%, 1/20/34	1,377,317

			Total Agency Multiple Class Mortgage Pass-Throughs	14,310,969

			Inverse Floating Rate Mortgages—1.5%
			Federal Home Loan Mortgage Corp.,
	127	[2]	Ser. 1621, Class SH, 11.341%, 11/15/22	130,014
	1,000	[2]	Ser. 2752, Class SV, 15.895%, 9/15/33	1,000,021
	4,062	[2]	Federal National Mortgage Assoc., Ser. 190, Class S, 22.197%, 11/25/07	405,903

			Total Inverse Floating Rate Mortgages	1,535,938

			Interest Only Mortgage-Backed Securities—0.9%
			Federal Home Loan Mortgage Corp.,
	123		Ser. 1543, Class VU, 4/15/23	17,134
	185		Ser. 1588, Class PM, 9/15/22	7,253
	4,698		Ser. 2543, Class IJ, 10/15/12	295,698
	2,653		Ser. 2620, Class WI, 4/15/33	268,135
			Federal National Mortgage Assoc.,
	183		Ser. 188, Class VA, 3/25/13	5,180
	452		Ser. 194, Class PV, 6/25/08	14,203
	157		Ser. 223, Class PT, 10/25/23	14,920
	8,000		Deutsche Mortgage Secs. Inc. Mortgage Loan Trust, Ser. 2, Class AIO, 2/25/06	307,200

			Total Interest Only Mortgage-Backed Securities	929,723

			Principal Only Mortgage-Backed Securities—2.1%
AAA	11		Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	9,506
			Federal National Mortgage Assoc.,
	1,444		Ser. 193, Class E, 9/25/23	1,041,692
	1,406		Ser. 225, Class ME, 11/25/23	1,180,801

			Total Principal Only Mortgage-Backed Securities	2,231,999

			Commercial Mortgage-Backed Securities—2.0%
AAA	2,000	[3]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	2,143,630

			Asset-Backed Securities—0.0%
NR	397	[2,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class A1, 7.33%, 9/15/07	7,937
NR	850	[2,4,5]	Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06	8,497

			Total Asset-Backed Securities	16,434

BlackRock Advantage Term Trust (BAT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Zero Coupon Bonds—91.5%
	$12,407		Aid to Israel, 2/15/05 - 8/15/05	$ 12,245,722
	11,026	[6]	Financing Corp. (FICO) Strips, 12/06/05	10,702,685
			Government Trust Certificates,
	5,220		Israel, Ser. 2F, 5/15/05	5,146,883
	13,760		Turkey, Ser. T-1, 5/15/05	13,567,264
	22,926		Resolution Funding Corp., 7/15/05	22,572,940
	6,216		Tennessee Valley Authority, 11/01/05	6,043,319
			U.S. Treasury Strips,
	18,000	[6]	8/15/05	17,673,462
	8,000	[6]	11/15/05	7,802,496

			Total U.S. Government and Agency Zero Coupon Bonds	95,754,771

			Corporate Bonds—5.4%
			Energy—1.0%
BBB+	1,000	[3]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	1,074,200

			Financial Institutions—2.0%
AA+	950		Citigroup, Inc., 5.75%, 5/10/06	993,225
NR	1,104	[3]	Equitable Life Assurance Society, zero coupon, 12/01/04 - 12/01/05	1,064,594

				2,057,819

			Telecommunication—1.0%
A	1,000		Alltel Corp., 7.50%, 3/01/06	1,062,510

			Transportation—1.4%
NR	1,506		Union Pacific Corp., zero coupon, 11/01/04 - 5/01/05	1,479,184

			Total Corporate Bonds	5,673,713

			U.S. Government and Agency Securities—2.9%
	360		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	382,296
			U.S. Treasury Notes,
	1,450		3.50%, 11/15/06	1,475,432
	1,150		4.00%, 2/15/14	1,141,191

			Total U.S. Government and Agency Securities	2,998,919

			Taxable Municipal Bonds—6.4%
AAA	1,000		Alameda Cnty. California Pension Oblig., zero coupon, 12/01/05	966,510
AAA	1,000		Alaska Energy Auth., zero coupon, 7/01/05	986,770
Aaa	1,067		Kern Cnty. California Pension Oblig., zero coupon, 2/15/05 - 8/15/05	1,040,357
			Long Beach California Pension Oblig.,
NR	1,068		zero coupon, 3/01/05 - 9/01/05	1,040,279
AAA	500		7.09%, 9/01/09	572,253
			Los Angeles Cnty. California Pension Oblig.,
Aaa	68		zero coupon, 12/31/04 - 6/30/05	66,793
Aaa	1,000		6.77%, 6/30/05	978,460
AAA	1,000		8.62%, 6/30/06	1,099,140

			Total Taxable Municipal Bonds	6,750,562

			Stripped Money Market Instruments—9.5%
NR	10,000		Vanguard Prime Money Market Portfolio, 12/31/04	9,948,000

			Total Long-Term Investments (cost $133,551,673)	142,785,077

			SHORT-TERM INVESTMENTS—0.1%
			U.S. Government and Agency Securities—0.1%
	100	[7]	Federal Home Loan Bank, 1.65%, 10/01/04 (cost $100,000)	100,000

			Total investments—136.5% (cost $133,651,673)	$142,885,077
			Liabilities in excess of other assets—(36.5)%	(38,224,244)

			Net Assets—100%	$104,660,833

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Security interest rate is as of September 30, 2004.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2004, the Trust held 4.1% of its net assets, with a current market value of $4,290,361, in securities restricted as to resale.
[4]	Security is fair valued.
[5]	Illiquid securities representing 0.02% of net assets.
[6]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Advantage Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004